Loan Portfolio and Allowance for Credit Losses, Recorded Investment in Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and Leases Receivable [Abstract]
Total loans, net		$ 5,098,058	$ 5,002,879
Less: Allowance for credit losses on loans		50,248	48,578	$ 46,032
Net loans		5,047,810	4,954,301
Due from officers		$ 27,600	$ 29,300
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]		srt:OfficerMember	srt:OfficerMember
New loans		$ 6,400
Repayments of loans		3,600
Changes in outstanding loans		4,500
New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	3,277,169	$ 3,259,038
Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		1,820,889	1,743,841
Real Estate Construction Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		29,700	29,100
Residential Borrowers [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		10,700	8,000
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		19,000	21,100
Commercial [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		286,857	273,515
Less: Allowance for credit losses on loans		3,420	2,735	2,596
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		267,300	252,255
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	227,771	212,754
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		39,529	39,501
Commercial [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		19,557	21,260
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	19,144	20,863
Commercial [Member] | Other [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		413	397
Commercial [Member] | PPP Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		241	620
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		4,797,563	4,712,478
Less: Allowance for credit losses on loans		46,636	45,625	43,271
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		4,331,563	4,307,105
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	2,741,334	2,756,914
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		1,590,229	1,550,191
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		56,739	57,958
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	43,096	44,152
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		13,643	13,806
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		409,261	347,415
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	235,939	212,298
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		173,322	135,117
Installment [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		13,638	16,886
Less: Allowance for credit losses on loans		192	218	$ 165
Installment [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	9,885	12,057
Installment [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		$ 3,753	$ 4,829

[1]	Includes New York, New Jersey, Vermont and Massachusetts.